Other Accounts Receivable	12 Months Ended
Dec. 31, 2019
Other Accounts Receivable
Other Accounts Receivable	Note 4 – Other Accounts Receivable

	As of December 31,
	2019	2018
	(in thousands)
Government institutions	$178	$51
Prepaid expenses	601	167
Others	48	—
	$827	$218